Equity	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018
Equity [Abstract]
Equity

NOTE 13 –EQUITY

The Company has authorized 600,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

As of October 31, 2018, the company had 113,914,000 shares of common stock issued and outstanding.

NOTE 8 –EQUITY

The Company has authorized 600,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

As of January 31, 2018 and 2017, the company had 50,340,000 shares of common stock issued and outstanding.